Prepayments and deposits - Summary of Prepayments and deposits (Detail) - USD ($)	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020
Statement [Line Items]
Prepaid lease deposits	$ 1,406,347	$ 886,951	$ 33,501
Prepaid equipment deposits	19,845,963	3,231,836
Prepaid insurance	995,027	3,839,880	59,582
Current Prepaid Construction Costs	12,078,697	0
Other prepaids	3,879,422	688,331	870,868
Total	$ 38,205,456	$ 8,646,998	$ 963,951